Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Summary of Employee Benefits
The total employee benefits costs for the Group, including key management personnel (Group's Executive Management Team and managing directors), during the periods presented, were as follows:

	For the year ended December 31,
	2025	2024	2023
Wages, salaries, and other short-term employee benefits	156,595	116,804	157,011
Social security and other social benefits	55,916	49,828	44,255
Post-employment benefits	29,398	26,948	29,523
Share-based compensation	9,149	9,841	4,867
Termination benefits	4,233	5,727	—
Total employee benefits	255,291	209,148	235,656
The following table discloses total costs related to employee benefits for the Group's Executive Management Team and managing directors at the Group's sales units:

	For the year ended December 31,
	2025	2024	2023
Termination benefits	4,232	5,727	—
Short-term employee benefits	8,794	5,711	6,205
Share-based compensation	1,436	1,430	1,829
Post-employment benefits	712	656	907
Total benefits to key management personnel only	15,174	13,524	8,941
The average monthly number of persons employed by the Group (including key management personnel) for the periods presented were as follows:

	For the year ended December 31,
	2025	2024	2023
Sales and marketing	736	707	796
R&D, design, and digital	274	656	756
Manufacturing	17	18	19
Management, administration, and others	521	550	651
Total average monthly headcount of the Group	1,548	1,931	2,222